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1933 Act/Rule 485(a)

July 21, 2022

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Investment Trust

File Nos. 33-36528 and 811-06161

Post-Effective Amendment No. 217

To The Commission Staff:

On behalf of Virtus Investment Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, is Post-Effective Amendment No. 217 of the Registrant’s Registration Statement on Form N-1A.

This amendment contains disclosure changes to the non-fundamental investment policies of Virtus Global Small-Cap Fund and Virtus Technology Fund that are anticipated to occur in September 2022, as a result from subadviser changes taking place on July 25, 2022.

Please contact Holly van den Toorn at 404-845-7679 or the undersigned at (860) 263-4790 if you have any questions concerning this amendment.

Very truly yours,

/s/	Jennifer Fromm

Jennifer Fromm

Vice President,

Chief Legal Officer,

Counsel and Secretary

Virtus Investment Trust

cc:  Holly van den Toorn

cc:  Ralph Summa

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